Production Costs - Disclosure of production costs by nature of expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Production Cost	$ 119,520	$ 21,411
Mining
Disclosure of attribution of expenses by nature to their function [line items]
Production Cost	62,352	8,533
Crushing and processing
Disclosure of attribution of expenses by nature to their function [line items]
Production Cost	41,749	5,803
Mine general and administrative
Disclosure of attribution of expenses by nature to their function [line items]
Production Cost	13,259	3,993
Refining and desorption
Disclosure of attribution of expenses by nature to their function [line items]
Production Cost	736	116
Changes in inventories
Disclosure of attribution of expenses by nature to their function [line items]
Production Cost	$ 1,424	$ 2,966